UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22562

 NAME OF REGISTRANT:                     Babson Capital Global Short
                                         Duration High Yield Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: C/O BABSON CAPITAL MANAGEMENT LLC
                                         550 South Tryon Street
                                         Charlotte, NC 28202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Janice M. Bishop
                                         Secretary and Chief Legal Officer
                                         c/o Babson Capital Management LLC
                                         Independence Wharf
                                         470 Atlantic Avenue
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          704-805-7200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               10/25/2012 - 06/30/2013


Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Babson Capital Global Short Duration High Yield Fund
By (Signature)       /s/ Russell D. Morrison
Name                 Russell D. Morrison
Title                President and Principal Executive Officer
Date                 08/29/2013